Business combination (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Dec. 31, 2024
Business combination
Proceeds from divestiture of businesses	¥ 35,600
Gain on disposal of a subsidiary			¥ 4,928
Xi an Zhifeng
Business combination
Equity interest acquired (in percent)		51.00%
Contingent consideration payables for acquisitions (current)		¥ 104,300
Remaining equity interest that entity has option to purchase after founder's service period		34.00%
Founder's service period		4 years
Additional equity interest reserved to be awarded to employees		11.40%
Effective equity interest		96.40%
Percentage of ownership interest held by noncontrolling interests		3.60%